Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 33.7%
Financials - 29.9%
AGL CLO 12 Ltd.
5.968%, 07/20/2034 (a)(b)	$1,000,000	990,567
AIG CLO 2018-1 LLC
11.408%, 04/20/2032 (a)(b)	1,000,000	938,285
Basswood Park CLO Ltd.
5.808%, 04/20/2034 (a)(b)	1,000,000	984,301
Benefit Street Partners CLO IV Ltd.
12.008%, 01/20/2032 (a)(b)	250,000	233,790
Burnham Park Clo Ltd.
10.208%, 10/20/2029 (a)(b)	1,000,000	847,837
CarVal CLO III Ltd.
11.248%, 07/20/2032 (a)(b)	1,000,000	918,005
CIFC Falcon 2020 Ltd.
12.218%, 01/20/2033 (a)(b)	1,000,000	946,838
CIFC Funding 2018-V Ltd.
10.942%, 01/15/2032 (a)(b)	1,000,000	924,790
CIFC Funding 2019-I Ltd.
11.638%, 04/20/2032 (a)(b)	1,000,000	938,726
Dryden 50 Senior Loan Fund
11.052%, 07/15/2030 (a)(b)	1,000,000	887,349
Dryden 85 CLO Ltd.
5.942%, 10/15/2035 (a)(b)	1,150,000	1,131,313
Goldentree Loan Management US CLO 1 Ltd.
12.058%, 04/20/2034 (a)(b)	1,000,000	809,784
Goldentree Loan Management US Clo 6 Ltd.
11.339%, 04/20/2035 (a)(b)	1,000,000	933,476
Magnetite XIX Ltd.
5.842%, 07/17/2034 (a)(b)	1,000,000	985,244
Magnetite XV Ltd.
10.018%, 07/25/2031 (a)(b)	1,000,000	906,814
Magnetite XXXI Ltd.
10.792%, 07/17/2034 (a)(b)	500,000	461,059
Neuberger Berman Loan Advisers CLO 35 Ltd.
11.798%, 01/19/2033 (a)(b)	1,000,000	968,905
Neuberger Berman Loan Advisers CLO 41 Ltd.
11.292%, 04/17/2034 (a)(b)	1,000,000	918,591
OCP CLO 2020-19 Ltd.
11.308%, 10/20/2034 (a)(b)	250,000	224,997
Octagon 54 Ltd.
5.912%, 07/17/2034 (a)(b)	1,000,000	981,750
OHA Credit Funding 2 Ltd.
11.175%, 04/21/2034 (a)(b)	550,000	505,926
OHA Loan Funding 2016-1 Ltd.
11.158%, 01/20/2033 (a)(b)	500,000	461,564
Palmer Square CLO 2015-2 Ltd.
10.558%, 07/22/2030 (a)(b)	1,000,000	900,154
Palmer Square CLO 2018-2 Ltd.
10.430%, 07/16/2031 (a)(b)	500,000	462,851
Point Au Roche Park CLO Ltd.
10.908%, 07/20/2034 (a)(b)	370,000	334,538
Rad CLO 12 Ltd.
11.152%, 10/30/2034 (a)(b)	500,000	445,488
RR 19 Ltd.
11.292%, 10/15/2035 (a)(b)	1,000,000	931,623
RR15 Ltd.
10.992%, 04/15/2036 (a)(b)	500,000	455,998
Sixth Street CLO XIX Ltd.
10.708%, 07/20/2034 (a)(b)	500,000	452,120
Symphony CLO XXIV Ltd.
11.815%, 01/23/2032 (a)(b)	1,000,000	947,412
TICP CLO III-2 Ltd.
10.708%, 04/20/2028 (a)(b)	1,000,000	965,563
		23,795,658
Real Estate - 3.8%
AIMCO CLO 10 Ltd.
10.765%, 07/22/2032 (a)(b)	1,000,000	915,891
Aimco CLO 15 Ltd.
10.742%, 10/17/2034 (a)(b)	1,250,000	1,143,948
AIMCO CLO Series 2015-A
11.392%, 10/16/2034 (a)(b)	1,000,000	928,442
		2,988,281
TOTAL ASSET BACKED SECURITIES (Cost $27,686,265)		26,783,939

BANK LOANS - 49.1%
Communication Services - 4.8%
Charter Communications Operating, LLC. 6.320% (1 Month LIBOR USD+1.750%), 02/01/2027 (a)	481,240	480,230
Clear Channel Outdoor Holdings Inc. (a)
8.330% (3 Month LIBOR USD+3.500%) 08/21/2026 (a)	1,228,416	1,171,601
8.070% (1 Month LIBOR USD+3.500%) 08/21/2026 (a)	3,182	3,035
SBA Senior Finance II LLC 6.320% (1 Month LIBOR USD+1.750%), 04/11/2025 (a)	965,346	965,071
SeaWorld Parks & Entertainment, Inc. 7.630% (1 Month LIBOR USD+3.000%,0.500%Floor), 08/25/2028 (a)	1,227,369	1,226,295
		3,846,232
Consumer Discretionary - 10.7%
Bombardier Recreational Products, Inc. 6.550% (1 Month LIBOR USD+2.000%), 05/24/2027 (a)	235,281	232,818
Caesars Resort Collection, LLC 8.070% (1 Month LIBOR USD+3.500%), 07/21/2025 (a)	1,006,270	1,007,478
Carnival Corp. 7.820% (1 Month LIBOR USD+3.250%,0.750%Floor), 10/18/2028 (a)	1,496,222	1,463,806
ClubCorp Holdings, Inc. 7.480% (3 Month LIBOR USD+2.750%), 09/18/2024 (a)	1,218,459	1,130,675
Great Outdoors Group, LLC 8.320% (1 Month LIBOR USD+3.750%,0.750%Floor), 03/06/2028 (a)	1,287,766	1,269,738
ICON Luxembourg Sarl 7.000%, 07/01/2028 (d)	730,950	731,867
Madison IAQ LLC 7.990% (3 Month LIBOR USD+3.250%,0.500%Floor), 06/21/2028 (a)	987,475	947,102
Pilot Travel Centers LLC 6.660% (1 Month SOFR USD+2.000%), 08/04/2028 (a)	736,875	736,414
SRS Distribution, Inc. 8.070% (1 Month LIBOR USD+3.500%,0.500%Floor), 06/02/2028 (a)	986,234	953,304
		8,473,202
Consumer Staples - 2.2%
1011778 B.C. Unlimited Liability Company 6.320% (1 Month LIBOR USD+1.750%), 11/19/2026 (a)	1,318,991	1,307,101
Sunshine Luxembourg VII SARL 8.480% (3 Month LIBOR USD+3.750%,0.750%Floor), 10/01/2026 (a)	488,781	479,861
		1,786,962
Energy - 3.7%
Arch Coal, Inc. 7.320% (1 Month LIBOR USD+2.750%,1.000%Floor), 03/07/2024 (a)	135	134
Chart Industries, Inc. 7.874%, 12/28/2029 (d)	1,500,000	1,505,625
Blackstone CQP Holdco LP 8.480% (3 Month LIBOR USD+3.750%,0.500%Floor), 06/05/2028 (a)	741,222	743,493
Traverse Midstream Partners LLC 8.800% (3 Month SOFR USD+4.250%,1.000%Floor), 09/27/2024 (a)	665,721	666,886
		2,916,138
Financials - 2.9%
Avolon TLB Borrower 1 (US) LLC 6.240% (1 Month LIBOR USD+1.750%,0.750%Floor), 01/15/2025 (a)	1,175,812	1,179,575
Deerfield Dakota Holding, LLC 8.310% (1 Month SOFR USD+3.750%,1.000%Floor), 04/09/2027 (a)	487,500	472,787
HUB International Limited
7.680% (3 Month LIBOR USD+3.000%), 04/25/2025 (a)	625	625
7.820% (3 Month LIBOR USD+3.000%), 04/25/2025 (a)	238,125	238,190
USI, Inc. 8.330% (3 Month SOFR USD+3.750%,0.500%Floor), 11/14/2029	379,050	379,571
		2,270,748
Health Care - 1.5%
Milano Acquisition Corp. 8.730% (3 Month LIBOR USD+4.000%,0.750%Floor), 10/01/2027 (a)	493,703	483,088
Phoenix Newco, Inc. 7.630% (1 Month LIBOR USD+3.250%,0.500%Floor), 11/15/2028 (a)	496,250	492,923
PRA Health Sciences, Inc. 7.000%, 07/01/2028 (d)	182,117	182,345
		1,158,356
Industrials - 13.0%
AAdvantage Loyalty IP Ltd. 9.560% (3 Month LIBOR USD+4.750%,0.750%Floor), 04/20/2028 (a)	1,000,000	1,028,435
Allied Universal Holdco LLC 8.410% (1 Month SOFR USD+3.750%,0.500%Floor), 05/12/2028 (a)	994,962	960,377
Dynasty Acquisition Co., Inc. 8.160% (1 Month SOFR USD+3.500%), 04/06/2026 (a)	958,303	942,496
Genesee & Wyoming Inc. 6.730% (3 Month LIBOR USD+2.000%), 12/30/2026 (a)	994,885	994,572
GFL Environmental Inc. 7.410% (3 Month LIBOR USD+3.000%,0.500%Floor), 05/30/2025 (a)	994,924	998,655
Mileage Plus Holdings, LLC 10.000% (3 Month LIBOR USD+5.250%,1.000%Floor), 06/21/2027 (a)	450,000	469,942
QUIKRETE Holdings, Inc. 7.190% (1 Month LIBOR USD+2.630%), 02/01/2027 (a)	1,469,172	1,463,295
SPX Flow, Inc. 9.160% (1 Month SOFR USD+4.500%,0.500%Floor), 04/05/2029 (a)	1,089,266	1,050,946
Dynasty Acquisition Co., Inc. 8.160% (1 Month SOFR USD+3.500%), 04/06/2026 (a)	515,217	506,718
Titan Acquisition Limited 8.150% (6 Month LIBOR USD+3.000%), 03/28/2025 (a)	976,031	953,153
Uber Technologies Inc 8.230% (3 Month LIBOR USD+3.500%), 02/25/2027 (a)	962,143	963,620
		10,332,209
Information Technology - 4.6%
Epicor Software Corp. 7.820% (1 Month LIBOR USD+3.250%,0.750%Floor), 07/30/2027 (a)	488,750	480,878
ON Semiconductor Corp. 6.660% (1 Month SOFR USD+2.000%), 09/18/2026 (a)	118,455	118,719
Peraton Corp. 8.320% (1 Month LIBOR USD+3.750%,0.750%Floor), 02/01/2028 (a)	989,720	986,256
Polaris Newco, LLC 8.730% (3 Month LIBOR USD+4.000%,0.500%Floor), 06/02/2028 (a)	1,240,578	1,180,683
Tempo Acquisition, LLC 7.560% (1 Month SOFR USD+3.000%,0.500%Floor), 08/31/2028 (a)	923,411	925,816
		3,692,352
Materials - 5.7%
Engineered Machinery Holdings, Inc. 8.480% (3 Month LIBOR USD+3.750%,0.750%Floor), 05/22/2028 (a)	989,981	986,887
Graham Packaging Company, Inc 7.570% (1 Month LIBOR USD+3.000%,0.750%Floor), 08/04/2027 (a)	978,727	976,143
Starfruit US Holdco LLC 7.530% (3 Month SOFR USD+2.750%), 10/01/2025 (a)	368,630	365,981
Pregis Topco LLC 8.430% (1 Month SOFR USD+3.750%), 07/31/2026 (a)	489,899	485,262
Proampac PG Borrower LLC
8.580% (3 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	350,288	343,458
8.430% (3 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	7,004	6,867
7.960% (6 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	115,566	113,312
6.530% (3 Month LIBOR USD+3.750%,0.750%Floor), 11/03/2025 (a)	–	–
U.S. Silica Company 8.630% (1 Month LIBOR USD+4.000%,1.000%Floor), 05/01/2025 (a)	1,236,157	1,235,384
		4,513,295
TOTAL BANK LOANS (Cost $39,124,747)		38,989,494
	Shares	Value
CLOSED END FUNDS - 0.0% (c)
Eagle Point Credit Co, Inc.	1,905	20,574
TOTAL CLOSED END FUNDS (Cost $33,494)		20,574

	Principal Amount	Fair Value
CORPORATE BONDS - 10.7%
Communication Services - 0.6%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (b)	$500,000	496,904

Consumer Discretionary - 2.5%
Boyd Gaming Corp.
4.750%, 12/01/2027	500,000	475,839
Las Vegas Sands Corp.
3.900%, 08/08/2029	500,000	447,570
Madison IAQ LLC
4.125%, 06/30/2028 (b)	250,000	221,154
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (b)	500,000	395,588
United Rentals North America, Inc.
4.875%, 01/15/2028	500,000.00	484,157
		2,024,308
Consumer Staples - 1.1%
New Red Finance, Inc.
4.000%, 10/15/2030 (b)	500,000	422,872
US Foods, Inc.
4.625%, 06/01/2030 (b)	500,000	448,755
		871,627
Energy - 1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)	500,000	465,639
Callon Petroleum Co.
7.500%, 06/15/2030 (b)	500,000	484,403
		950,042
Financials - 0.6%
Ford Motor Credit Co LLC
5.113%, 05/03/2029	500,000	474,549

Health Care - 0.5%
Medline Borrower LP
3.875%, 04/01/2029 (b)	500,000	427,137

Industrials - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (b)	500,000	478,163
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)	500,000	490,566
GFL Environmental, Inc.
3.500%, 09/01/2028 (b)	500,000	445,703
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (b)	500,000	445,303
TransDigm UK Holdings PLC
6.875%, 05/15/2026	500,000	494,608
		2,354,343
Information Technology - 0.6%
Entegris, Inc.
4.375%, 04/15/2028 (b)	500,000	453,000

Real Estate - 0.6%
The Howard Hughes Corporation
5.375%, 08/01/2028 (b)	500,000	464,844
TOTAL CORPORATE BONDS (Cost $8,655,527)		8,516,754

	Shares	Value
EXCHANGE TRADED FUNDS - 1.6%
iShares iBoxx High Yield Corporate Bond ETF	8,065	$615,601
SPDR Bloomberg High Yield Bond ETF	6,533	611,685
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,227,286

	Principal Amount
SHORT-TERM INVESTMENTS - 5.1%
Money Market Deposit Accounts - 5.1%
U.S. Bank Money Market Deposit Account, 3.300% (e)	$4,046,044	4,046,044
TOTAL SHORT-TERM INVESTMENTS (Cost $4,046,044)		4,046,044

Total Investments (Cost $80,747,482) - 100.2%		79,584,091
Liabilities in Excess of Other Assets - (0.2)%		(128,326)
TOTAL NET ASSETS - 100.0%		$79,455,765

Percentages are stated as a percent of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31,2023.
(b)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At January 31, 2023, the market value of these securities total $32,923,970, which represents 41.4% of total net assets.

(c)	Less than 0.05%.
(d)	The loan will settle after January 31, 2023 at which time the interest rate will be determined.
(e)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used  by one or more widely recognized market indexes or ratings group  indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may  combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Asset Backed Securities	$ -	$ 26,783,939	$ -	$ -	$ 26,783,939
Bank Loans	-	38,989,494	-	-	38,989,494
Closed End Funds	20,574	-	-	-	20,574
Corporate Bonds	-	8,516,754	-	-	8,516,754
Exchange Traded Funds	1,227,286	-	-	-	1,227,286
Short Term Investments	4,046,044	-	-	-	4,046,044
Total Investments in Securities	$ 1,247,860	$ 74,290,187	$ -	$ -	$ 79,584,091

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.